TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information, as supplemented

* * *

Transamerica Clarion Global Real Estate Securities VP (the "Portfolio")

The Portfolio's sub-adviser, ING Clarion Real Estate Securities, LLC is now known as CBRE Clarion Securities LLC ("Clarion"). Accordingly, throughout the Portfolio's Prospectus, Summary Prospectus and Statement of Additional Information, all references to ING Clarion Real Estate Securities, LLC are changed to CBRE Clarion Securities LLC.

* * *

Investors Should Retain this Supplement for Future Reference

August 16, 2011